Interim Condensed Consolidated Statements of Operations and Comprehensive Loss £ in Thousands, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares		Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares		Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 GBP (£) shares
Operating Costs
Research and development	$ 6,432			$ 3,676			$ 12,215		$ 9,331		$ 18,365		$ 23,016
Business development, marketing, communications, and government relations	1,405			713			2,334		1,573		3,502		2,690
General and administrative	6,362			1,739			11,840		3,879		13,372		8,607
Depreciation and amortization	878			711			1,722		1,509		2,882		3,449
Prepaid rent write-down (note 18)													16,813		£ 13,309
Government assistance				(801)					(5,921)		(5,921)		(2,680)
Operating loss	15,077			6,038			28,111		10,371		32,200		51,895
Other Expense (Income)
Interest expense	22	[1]		469	[1]		24	[1]	925	[1]	1,127	[2]	883	[2]
Interest income and other income	(315)			(64)			(694)		(133)		(1,445)		(599)
Financing costs	2						26				3,693
Foreign exchange gain	(609)			(411)			(1,298)		(1,017)		321		(1,308)
Loss (gain) on revaluation of convertible notes				(1,051)	[3]				508	[3]	(22,036)	[4]	5,939	[4]
Loss (gain) on revaluation of SIF contribution liabilities	53,589			(959)			58,042		(944)		7,313		958
Loss on revaluation of SAFE liabilities	7,775						16,242				10,133
Loss on revaluation of PIPE subscription obligation (note 13)	8,151						22,051
Net loss for the period	83,692			4,022			122,504		9,710		31,370		57,770
Other comprehensive (income) loss Foreign currency translation	(2,453)			2,517			(3,339)		3,206		2,565		(311)
Change in fair value of convertible notes attributable to changes in credit risk				9					(57)		(57)		(290)
Total other comprehensive (income) loss for the period	(2,453)			2,526			(3,339)		3,149		2,855		(601)
Total comprehensive loss for the period	$ 81,239		$ 37,926	$ 6,548		$ 6,311	$ 119,165		$ 12,859		$ 34,225		$ 57,169
Net loss per share - basic | $ / shares	$ 5.8			$ 3.05			$ 8.49		$ 8.66		$ 5.4		$ 46.76
Net loss per share - diluted | $ / shares	$ 5.80			$ 3.05			$ 8.49		$ 8.66		$ 5.4		$ 46.76
Weighted-average number of common shares outstanding - basic | shares	14,440,768	[5]		1,317,732	[5]		14,435,062	[5]	1,317,220	[5]	6,169,127	[6]	1,307,771	[6]	1,307,771	[6]
Weighted-average number of common shares outstanding - diluted | shares	14,440,768	[5]		1,317,732	[5]		14,435,062	[5]	1,317,220	[5]	6,169,127	[6]	1,307,771	[6]	1,307,771	[6]
Loss (gain) on disposal of assets											$ (10)		$ 7
Loss before income taxes											31,296		57,775
Net loss for the year	$ 83,692			$ 4,022			$ 122,504		$ 9,710		$ 31,370		$ 57,770

[1]	Of the interest expense for the three month and six month periods ended June 30, 2025, $436 and $855 is attributable to related parties, respectively.
[2]	Of the Interest expense for the year ended December 31, 2025 and 2024, $1,081 and $816 is attributable to related parties, respectively.
[3]	Of the loss (gain) on the revaluation of convertible notes for the three month and six month periods ended June 30, 2025, ($989) and $478 is attributable to related parties, respectively.
[4]	Of the Loss (gain) on the revaluation of convertible notes for the year ended December 31, 2025 and 2024, ($20,729) and $5,587 is attributable to related parties, respectively.
[5]	The weighted average shares outstanding for the three month and six month period ended June 30, 2025, has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.
[6]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.